Penn Capital Special Situations Small Cap Equity Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
Banks - 9.5%
Ameris Bancorp	17,957	$1,103,817
Banc of California, Inc.	56,043	768,910
Dime Community Bancshares, Inc.	26,519	680,478
FB Financial Corp.	16,977	741,046
Pinnacle Financial Partners, Inc.	3,715	394,830
Popular, Inc.	7,879	815,713
Texas Capital Bancshares, Inc. (a)	13,070	936,988
		5,441,782

Biotechnology - 3.0%
Mirum Pharmaceuticals, Inc. (a)	20,438	908,674
TG Therapeutics, Inc. (a)	22,912	804,440
		1,713,114

Capital Markets - 5.0%
BGC Group, Inc. - Class A	124,924	1,159,295
GCM Grosvenor, Inc. - Class A	37,834	477,087
Lazard, Inc.	13,387	580,996
Perella Weinberg Partners	35,847	622,662
		2,840,040

Chemicals - 0.4%
Aspen Aerogels, Inc. (a)	41,105	236,765

Commercial Services & Supplies - 1.2%
BrightView Holdings, Inc. (a)	45,165	703,671

Communications Equipment - 5.1%
Calix, Inc. (a)	17,917	828,482
Extreme Networks, Inc. (a)	63,844	1,000,436
Lumentum Holdings, Inc. (a)	15,490	1,119,617
		2,948,535

Construction & Engineering - 2.4%
Dycom Industries, Inc. (a)	6,027	1,385,728

Construction Materials - 1.6%
Knife River Corp. (a)	9,953	936,577

Consumer Finance - 1.2%
OneMain Holdings, Inc.	13,138	681,074

Consumer Staples Distribution & Retail - 2.7%
Chefs' Warehouse, Inc. (a)	14,012	893,685
Guardian Pharmacy Services, Inc. - Class A (a)	31,807	673,354
		1,567,039

Electronic Equipment, Instruments & Components - 1.6%
Ouster, Inc. (a)	73,528	899,247

Energy Equipment & Services - 2.7%
Select Water Solutions, Inc.	51,636	415,153
Transocean Ltd. (a)	176,929	440,553
Weatherford International PLC	15,536	677,370
		1,533,076

Ground Transportation - 1.4%
RXO, Inc. (a)	52,835	820,528

Health Care Equipment & Supplies - 2.1%
Alphatec Holdings, Inc. (a)	96,887	1,204,305

Health Care Providers & Services - 1.6%
RadNet, Inc. (a)	15,946	916,735

Health Care Technology - 2.0%
Waystar Holding Corp. (a)	28,232	1,128,715

Hotel & Resort REITs - 1.5%
Ryman Hospitality Properties, Inc.	8,849	859,326

Hotels, Restaurants & Leisure - 15.7%
Boyd Gaming Corp.	10,491	786,510
Caesars Entertainment, Inc. (a)	30,491	819,598
First Watch Restaurant Group, Inc. (a)	57,619	889,637
Golden Entertainment, Inc.	37,312	1,064,511
Life Time Group Holdings, Inc. (a)	28,625	818,675
Lindblad Expeditions Holdings, Inc. (a)	57,611	604,916
Norwegian Cruise Line Holdings Ltd. (a)	22,453	396,296
Penn Entertainment, Inc. (a)	42,073	623,943
Portillo's, Inc. - Class A (a)	13,762	165,144
Pursuit Attractions and Hospitality, Inc. (a)	20,066	559,641
Rush Street Interactive, Inc. (a)	61,259	777,377
Sportradar Group AG - Class A (a)	31,275	747,785
United Parks & Resorts, Inc. (a)	17,165	768,820
		9,022,853

IT Services - 1.6%
Kyndryl Holdings, Inc. (a)	23,296	909,476

Machinery - 2.4%
Chart Industries, Inc. (a)	6,851	1,074,648
Hillman Solutions Corp. (a)	40,563	293,676
		1,368,324

Media - 6.0%
Clear Channel Outdoor Holdings, Inc. (a)	290,088	310,394
EW Scripps Co. - Class A (a)	83,329	184,990
Gray Media, Inc.	127,413	505,830
Magnite, Inc. (a)	55,517	908,258
Nexstar Media Group, Inc.	5,351	911,918
Stagwell, Inc. (a)	135,900	606,114
		3,427,504

Metals & Mining - 3.8%
Carpenter Technology Corp.	3,973	933,655
Coeur Mining, Inc. (a)	77,472	625,974
Commercial Metals Co.	13,063	608,605
		2,168,234

Office REITs - 0.6%
Brandywine Realty Trust	88,069	372,532

Oil, Gas & Consumable Fuels - 6.2%
California Resources Corp.	17,300	764,141
Diversified Energy Co. PLC	12,225	170,783
Gulfport Energy Corp. (a)	6,220	1,191,130
Mach Natural Resources LP	33,374	444,542
Northern Oil & Gas, Inc.	28,906	768,322
Sable Offshore Corp. (a)	8,440	242,903
		3,581,821

Personal Care Products - 1.2%
Oddity Tech Ltd. - Class A (a)	9,588	713,635

Pharmaceuticals - 1.3%
Ligand Pharmaceuticals, Inc. (a)	7,504	766,834

Professional Services - 2.1%
Amentum Holdings, Inc. (a)	57,019	1,178,012

Real Estate Management & Development - 1.7%
Newmark Group, Inc. - Class A	88,553	974,968

Semiconductors & Semiconductor Equipment - 2.8%
Camtek Ltd./Israel (a)	10,814	719,563
Rambus, Inc. (a)	16,355	874,502
		1,594,065

Software - 4.0%
Agilysys, Inc. (a)	9,504	1,006,569
Blackbaud, Inc. (a)	10,810	672,706
Pegasystems, Inc.	6,311	619,425
		2,298,700

Specialized REITs - 1.4%
EPR Properties	13,936	776,096

Specialty Retail - 1.2%
Academy Sports & Outdoors, Inc.	16,223	663,683

Trading Companies & Distributors - 1.5%
DNOW, Inc. (a)	61,072	880,658
TOTAL COMMON STOCKS (Cost $53,614,626)		56,513,652

TOTAL INVESTMENTS - 98.5% (Cost $53,614,626)		56,513,652
Other Assets in Excess of Liabilities - 1.5%		864,915
TOTAL NET ASSETS - 100.0%		$57,378,567
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Penn Capital Special Situations Small Cap Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	56,513,652	–	–	56,513,652
Total Investments	56,513,652	–	–	56,513,652

Refer to the Schedule of Investments for further disaggregation of investment categories.